Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Defiance Israel Bond ETF (CHAI)
(the “Fund”)

February 1, 2024

Supplement to the
Prospectus, and Statement of Additional Information,
each dated December 11, 2023

Effective February 16, 2024 the Fund’s name will change to the “Defiance Israel Fixed Income ETF.” All references in the Fund’s Prospectus and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Prospectus, and Statement of Additional Information for future reference.
Defiance Israel Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Israel Fixed Income ETF
Defiance Israel Bond ETF | Defiance Israel Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHAI